Significant Risks (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2025 AED (د.إ)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Deposits in bank	$ 12,487,691	$ 4,324,956
Allowance for credit losses	$ 12,148	$ 12,148
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration risk, percentage		13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration risk, percentage		12.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Concentration risk, percentage	17.00%	17.00%	13.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration risk, percentage	16.00%	16.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration risk, percentage	10.00%	12.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Concentration risk, percentage		11.00%
SINGAPORE
Maximum insured amount					$ 66,326	$ 100,000	$ 49,745	$ 75,000
Dubai [Member]
Maximum insured amount	$ 23,188			د.إ 100,000